Revenue from Contract with Customers - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 1,104,036	€ 1,085,354	€ 983,680
High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	422,351	366,433	293,229
Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	511,391	512,855	506,423
Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	170,294	206,066	184,028
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	667,830	634,047	599,712
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	96,235	102,901	100,262
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	308,948	317,536	250,838
South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	31,022	30,870	32,868
Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	919,047	877,786	798,082
Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	184,989	207,568	185,598
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	933,742	879,288	799,652
Biopharmaceutical and Diagnostic Solutions | High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	422,351	366,433	293,229
Biopharmaceutical and Diagnostic Solutions | Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	511,391	512,855	506,423
Biopharmaceutical and Diagnostic Solutions | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	556,324	523,681	502,066
Biopharmaceutical and Diagnostic Solutions | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	83,293	76,436	70,332
Biopharmaceutical and Diagnostic Solutions | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	267,520	253,870	198,153
Biopharmaceutical and Diagnostic Solutions | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	26,605	25,301	29,101
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	895,157	861,551	780,903
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	38,585	17,737	18,749
Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	170,294	206,066	184,028
Engineering | Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	170,294	206,066	184,028
Engineering | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	111,506	110,366	97,646
Engineering | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	12,942	26,465	29,930
Engineering | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	41,429	63,666	52,685
Engineering | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,417	5,569	3,767
Engineering | Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	23,890	16,235	17,179
Engineering | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 146,404	€ 189,831	€ 166,849